UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30,

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

MID CAP CORE FUND

FORM N-Q

FEBRUARY 28, 2009

LEGG MASON PARTNERS MID CAP CORE FUND

Schedule of Investments (unaudited)	February 28, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 95.1%
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.3%
375,000	BorgWarner Inc.	$6,468,750

Hotels, Restaurants & Leisure - 2.9%
425,000	Burger King Holdings Inc.	9,133,250
250,000	Ctrip.com International Ltd., ADR	5,000,000

	Total Hotels, Restaurants & Leisure	14,133,250

Household Durables - 2.8%
245,000	Mohawk Industries Inc. *	5,534,550
300,000	Tempur-Pedic International Inc. *	1,842,000
400,000	Toll Brothers Inc. *	6,340,000

	Total Household Durables	13,716,550

Leisure Equipment & Products - 1.3%
5,000,000	Li Ning Co., Ltd. (a)	6,137,298

Specialty Retail - 5.1%
1,100,000	American Eagle Outfitters Inc.	10,736,000
575,000	CarMax Inc. *	5,422,250
195,000	Sherwin-Williams Co.	8,960,250

	Total Specialty Retail	25,118,500

	TOTAL CONSUMER DISCRETIONARY	65,574,348

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 2.1%
500,000	Casey’s General Stores Inc.	9,955,000

ENERGY - 6.9%
Energy Equipment & Services - 2.8%
375,000	Bristow Group Inc. *	7,593,750
81,000	Diamond Offshore Drilling Inc.	5,073,840
900,000	ION Geophysical Corp. *	963,000

	Total Energy Equipment & Services	13,630,590

Oil, Gas & Consumable Fuels - 4.1%
250,000	Comstock Resources Inc. *	7,607,500
825,000	El Paso Corp.	5,568,750
410,000	Petrohawk Energy Corp. *	6,978,200

	Total Oil, Gas & Consumable Fuels	20,154,450

	TOTAL ENERGY	33,785,040

FINANCIALS - 14.5%
Capital Markets - 5.9%
260,000	AllianceBernstein Holding LP	3,164,200
514,300	Highlands Acquisition Corp. *	4,890,993
825,000	Invesco Ltd.	9,429,750
950,000	TD Ameritrade Holding Corp. *	11,276,500

	Total Capital Markets	28,761,443

Insurance - 4.2%
275,000	Allied World Assurance Holdings Ltd.	10,562,750
165,000	PartnerRe Ltd.	10,213,500

	Total Insurance	20,776,250

Real Estate Investment Trusts (REITs) - 1.9%
400,000	Annaly Capital Management Inc.	5,560,000
500,000	Mission West Properties	3,535,000

	Total Real Estate Investment Trusts (REITs)	9,095,000

Thrifts & Mortgage Finance - 2.5%
700,000	People’s United Financial Inc.	12,187,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

SHARES	SECURITY	VALUE
	TOTAL FINANCIALS	70,819,693

HEALTH CARE - 15.8%
Biotechnology - 3.5%
175,000	Onyx Pharmaceuticals Inc. *	$5,248,250
150,000	OSI Pharmaceuticals Inc. *	5,115,000
230,000	Vertex Pharmaceuticals Inc. *	6,952,900

	Total Biotechnology	17,316,150

Health Care Providers & Services - 6.2%
390,000	AmerisourceBergen Corp.	12,386,400
250,000	Magellan Health Services Inc. *	8,290,000
320,000	Mednax Inc. *	9,472,000

	Total Health Care Providers & Services	30,148,400

Life Sciences Tools & Services - 2.0%
400,000	Pharmaceutical Product Development Inc.	9,596,000

Pharmaceuticals - 4.1%
800,000	Elan Corp. PLC, ADR *	4,944,000
325,000	Shire Ltd., ADR	11,524,500
183,240	XenoPort Inc. *	3,827,883

	Total Pharmaceuticals	20,296,383

	TOTAL HEALTH CARE	77,356,933

INDUSTRIALS - 14.8%
Aerospace & Defense - 2.5%
180,000	L-3 Communications Holdings Inc.	12,177,000

Commercial Services & Supplies - 3.8%
540,000	Corrections Corporation of America *	5,734,800
385,000	Covanta Holding Corp. *	5,863,550
900,000	R.R. Donnelley & Sons Co.	7,011,000

	Total Commercial Services & Supplies	18,609,350

Construction & Engineering - 4.3%
625,000	Quanta Services Inc. *	11,000,000
425,000	Shaw Group Inc. *	9,919,500

	Total Construction & Engineering	20,919,500

Industrial Conglomerates - 1.3%
550,000	McDermott International Inc. *	6,484,500

Machinery - 2.9%
325,000	AGCO Corp. *	5,570,500
260,000	Parker Hannifin Corp.	8,676,200

	Total Machinery	14,246,700

	TOTAL INDUSTRIALS	72,437,050

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.6%
560,000	Juniper Networks Inc. *	7,957,600

Computers & Peripherals - 1.8%
1,200,000	Palm Inc. *	8,688,000

Internet Software & Services - 4.1%
445,000	Digital River Inc. *	10,644,400
500,000	VeriSign Inc. *	9,665,000

	Total Internet Software & Services	20,309,400

IT Services - 2.7%
750,000	Fidelity National Information Services Inc.	13,125,000

Semiconductors & Semiconductor Equipment - 3.5%
500,000	Lam Research Corp. *	9,780,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 3.5% (continued)
385,000	Microchip Technology Inc.	$7,226,450

	Total Semiconductors & Semiconductor Equipment	17,006,450

Software - 5.5%
500,000	Autodesk Inc. *	6,345,000
600,000	Check Point Software Technologies Ltd. *	13,182,000
450,000	MICROS Systems Inc. *	7,236,000

	Total Software	26,763,000

	TOTAL INFORMATION TECHNOLOGY	93,849,450

MATERIALS - 1.1%
Chemicals - 1.1%
600,000	Celanese Corp., Series A Shares	5,124,000

UTILITIES - 7.3%
Electric Utilities - 1.4%
290,000	Allegheny Energy Inc.	6,855,600

Independent Power Producers & Energy Traders - 1.8%
475,000	NRG Energy Inc. *	8,977,500

Multi-Utilities - 4.1%
875,000	CenterPoint Energy Inc.	9,030,000
264,000	Sempra Energy	10,974,480

	Total Multi-Utilities	20,004,480

	TOTAL UTILITIES	35,837,580

	TOTAL COMMON STOCKS (Cost - $723,729,002)	464,739,094

WARRANTS
WARRANTS - 0.0%
514,300	Highlands Acquisition Corp., Expires 10/3/12* (Cost - $417,612)	18,001

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $724,146,614)	464,757,095

FACE AMOUNT
SHORT-TERM INVESTMENT - 5.2%
Repurchase Agreement - 5.2%
$25,447,000	Interest in $83,247,000 joint tri-party repurchase agreement dated 2/27/09 with Barclays Capital Inc., 0.270% due 3/2/09; Proceeds at maturity - $25,447,573; (Fully collateralized by U.S. government agency obligations, 5.500% due 12/14/22; Market value - $25,956,088) (Cost - $25,447,000)	25,447,000

	TOTAL INVESTMENTS - 100.3% (Cost - $749,593,614#)	490,204,095
	Liabilities in Excess of Other Assets - (0.3)%	(1,484,889)

	TOTAL NET ASSETS - 100.0%	$488,719,206

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Mid Cap Core Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective December 1, 2007, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	February 28, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$490,204,095	$458,619,797	$31,584,298	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 28, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,652,003
Gross unrealized depreciation	(270,041,522)

Net unrealized depreciation	$(259,389,519)

3. Recent Accounting Pronouncement

Effective December 1, 2008, the Fund adopted Statement of Financial Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how and why a fund uses derivatives, how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2009

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: April 27, 2009